FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Assets Measured At Fair Value Through Other Comprehensive Income
Financial assets at fair value	R$ 27,494,154	R$ 31,880,243